LONG-TERM DEBT AND CURRENT PORTION OF LONG-TERM DEBT (Details) $ in Thousands				12 Months Ended
	Apr. 29, 2025 Vessel	Feb. 06, 2025 USD ($) Vessel	Dec. 01, 2017 USD ($)	Dec. 31, 2024 USD ($) Lender Vessel	Dec. 31, 2022 USD ($) Vessel Building	Dec. 31, 2020 USD ($) Building	Dec. 31, 2018 Building Vessel	Dec. 31, 2016 Building	Aug. 31, 2025 USD ($)	Jul. 31, 2025 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)	Dec. 16, 2020 USD ($)	Feb. 12, 2019 USD ($)
Line of Credit Facility [Abstract]
Number of lenders | Lender				2
Number of vessels used as collateral | Vessel				20
Current portion of long-term debt				$ 21,560							$ 31,898
Number of new buildings | Building					2		1	1
Contractual Obligation [Abstract]
2025				93,595
2026				21,474
2027				21,643
2028				59,981
2029				11,500
More than 5 years				63,829
Total				272,022
Cash balance				$ 44,384	$ 63,302						33,361	$ 44,648
2019 Senior Secured Credit Facility [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel				14
Debt instrument term				5 years
Maximum borrowing capacity														$ 306,100
Loan amortizing, maturity period				20 years
Maturity date				Feb. 28, 2025
Deferred financing costs				$ 70
Drawn amount				72,600
Current portion of long-term debt				$ 1,000
$30 Million Accordion Loan [Member]
Line of Credit Facility [Abstract]
Maximum borrowing capacity													$ 30,000
Maturity date				Feb. 28, 2025
Financing of 2018-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel							3
Deferred financing costs			$ 2,300
Drawn amount				$ 78,100							87,200
Percentage of purchase price expected to pay by lending provider			77.50%
Term of bareboat charter agreement				10 years
Obligation to purchase vessels			$ 13,600
Second flexibility period to purchase the vessels				84 months
Basis spread on margin				4.52%
Basis spread on variable rate				0.26%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Minimum value adjusted equity			$ 175,000
Minimum value adjusted equity ratio			25.00%
Minimum liquidity value			$ 20,000
Long term debt current				$ 9,300							8,900
Contractual Obligation [Abstract]
2025				9,534
2026				9,974
2027				10,143
2028				48,450
2029				0
More than 5 years				0
Total				78,101
Financing of 2018-built Vessels [Member] | Forecast [Member]
Line of Credit Facility [Abstract]
Number of vessels declared to purchase | Vessel	2
Contractual Obligation [Abstract]
Total									$ 24,000	$ 24,000
2019 Senior Secured Credit Facility including $30 mill Accordion Loan [Member]
Contractual Obligation [Abstract]
2025				72,561
2026				0
2027				0
2028				0
2029				0
More than 5 years				0
Total				$ 72,561
Amended and Restated Agreement [Member] | Beal Bank [Member]
Line of Credit Facility [Abstract]
Debt instrument term				5 years
Amended and Restated Agreement [Member] | Beal Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Number of vessels used as collateral | Vessel		7
Maximum borrowing capacity		$ 150,000
Amended and Restated Agreement [Member] | LTV Ratio Less than 50% [Member] | Beal Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Excess cash sweep percentage		25.00%
Amended and Restated Agreement [Member] | LTV Ratio, Greater than or Equal to 50% but Less than 70% [Member] | Beal Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Excess cash sweep percentage		50.00%
Amended and Restated Agreement [Member] | LTV Ratio, More than or Equal to 70% [Member] | Beal Bank [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Excess cash sweep percentage		100.00%
Financing of 2022-built Vessels [Member]
Line of Credit Facility [Abstract]
Number of vessels delivered | Vessel					2
Deferred financing costs				$ 5,400							5,400
Drawn amount				$ 73,800							79,400
Percentage of purchase price expected to pay by lending provider					80.00%
Term of bareboat charter agreement				10 years
Obligation to purchase vessels						$ 16,500
First flexibility period to purchase the vessels				60 months
Second flexibility period to purchase the vessels				84 months
Basis spread on margin				4.50%
Basis spread on variable rate				0.26%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Minimum liquidity value				$ 20,000
Number of new buildings | Building						2
Contractual Obligation [Abstract]
2025				5,500
2026				5,500
2027				5,500
2028				5,515
2029				5,500
More than 5 years				46,321
Total				73,836
Financing of Nordic Hawk [Member]
Line of Credit Facility [Abstract]
Drawn amount				$ 47,500							53,500
Percentage of purchase price expected to pay by lending provider				75.00%
Term of bareboat charter agreement				8 years
Obligation to purchase vessels				$ 5,900
First flexibility period to purchase the vessels				60 months
Second flexibility period to purchase the vessels				84 months
Basis spread on variable rate				4.76%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				nat:TermSecuredOvernightFinancingRateSOFRMember
Minimum liquidity value				$ 20,000
Long term debt current				5,900							$ 5,900
Contractual Obligation [Abstract]
2025				6,000
2026				6,000
2027				6,000
2028				6,016
2029				6,000
More than 5 years				17,508
Total				$ 47,524